Transactions with Affiliates - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Transactions with Affiliates
Accounts receivable-affiliates	$ 12,867	$ 4,772
Accounts payable-affiliates	28,469	1,254
WPX Energy
Transactions with Affiliates
Sales to related party	28,026	0	$ 0
Purchases from related party	329,525	0	0
Accounts receivable-affiliates	5,185	0
Accounts payable-affiliates	27,844	0
SemGroup
Transactions with Affiliates
Sales to related party	1,114	606	3,866
Purchases from related party	4,395	5,034	12,254
Accounts receivable-affiliates	71	49
Entities affiliated with management
Transactions with Affiliates
Sales to related party	21,385	268	290
Purchases from related party	4,382	3,870	15,209
Accounts receivable-affiliates	334	24
Accounts payable-affiliates	625	1,246
Equity method investees
Transactions with Affiliates
Sales to related party	0	294	692
Purchases from related party	0	66,820	$ 121,336
Accounts receivable-affiliates	0	6
Accounts payable-affiliates	0	8
NGL Energy Holdings LLC
Transactions with Affiliates
Accounts receivable-affiliates	$ 7,277	$ 4,693